INCOME TAX - Summary of Operating Loss Carryforward and Deductible Temporary Differences (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Operating loss carryforward-No expiry date	$ 11,896.9	$ 32,143.7
Deductible temporary differences	$ 64,904.5	$ 83,705.6